Significant Accounting Policies	6 Months Ended
Jun. 30, 2021
Disclosure of significant accounting policies [text block] [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

a.	Interim Financial Statements:

The accompanying consolidated balance sheet as of June 30, 2021, the consolidated statements of comprehensive loss and the consolidated statements of cash flows for the six months ended June 30, 2021 and 2020, as well as the statement of changes in shareholders’ equity for the six months ended June 30, 2021, are unaudited. These unaudited interim consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the IFRS as issued by the International Accounting Standards Board (“IASB”) and applicable rules and regulations of the Securities and Exchange Commission regarding interim financial reporting. In the management’s opinion, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for the fair presentation of the Company’s financial position as of June 30, 2021, as well as its results of operations and cash flows for the six months ended June 30, 2021 and 2020. The results of operations for the six months ended June 30, 2021 are not necessarily indicative of the results to be expected for the year ending December 31, 2021.

The accompanying unaudited interim financial statements should be read in conjunction with the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission (the “SEC”) on March 29, 2021.

The interim consolidated financial statements have been prepared in accordance with IAS 34, “Interim Financial Reporting”.

The significant accounting policies applied in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the annual consolidated financial statements, except as described below:

b.	Estimates and assumptions:

The preparation of the Company’s financial statements requires management to make estimates and assumptions that influence application of the accounting policies and on the reported amounts of assets, liabilities, and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

●	Determining the fair value of share-based transactions:

The fair value of share-based transactions is determined upon initial recognition using acceptable option pricing models. The model is based on per-share price data and the exercise price and assumptions regarding expected volatility, expected life, expected dividend and risk-free interest rate.

c.	Leases

The Company has adopted IFRS 16 retrospectively from January 1, 2019 but has not restated comparative figures for the year ended December 31, 2018 reporting period, as permitted under the modified retrospective approach. Upon the initial adoption of the new standard the Company measured the right-of-use asset at an amount equal to the lease liability, as measured on the transition date.

d.	Convenience translation into U.S. dollars:

The consolidated financial statements as of June 30, 2021 and for the six months then ended have been translated into U.S. dollars using the exchange rate of the U.S. dollar as of June 30, 2021 (U.S. $1.00 = NIS 3.26). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in dollars or convertible into dollars, unless otherwise indicated.